Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 294,251	$ 307,391
Deferred revenue	421,542	452,846
Accrued interest	262,559	254,865
Derivative liabilities (Note 11)	29,321	0
Guarantees (Note 28)	2,272	2,272
Accounts payable, accrued expenses and other liabilities	$ 1,009,945	$ 1,017,374